EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 6.17%
51,135	Air Liquide SA	$ 8,612,750
16,666	Akzo Nobel NV	1,201,594
124,624	Anglo American PLC	3,421,392
37,063	Antofagasta PLC	643,184
49,899	ArcelorMittal SA	1,249,274
5,948	Arkema SA	585,525
118,000	Asahi Kasei Corp	742,748
87,342	BASF SE	3,953,531
496,348	BHP Group Ltd	13,942,836
45,934	BlueScope Steel Ltd	568,824
25,748	Boliden AB	738,886
14,091	Brenntag SE	1,090,315
9,866	Chr Hansen Holding A/S	603,533
19,555	Clariant AG	308,317
19,170	Covestro AG(a)(b)	1,030,866
13,278	Croda International PLC	792,960
18,302	DSM-Firmenich AG	1,546,571
697	EMS-Chemie Holding AG	472,322
16,356	Endeavour Mining PLC	315,538
20,277	Evonik Industries AG	369,856
166,885	Fortescue Metals Group Ltd	2,218,412
905	Givaudan SA	2,946,529
1,029,329	Glencore PLC	5,860,938
9,885	Holmen AB Class B	384,232
75,601	ICL Group Ltd	417,174
68,830	IGO Ltd	552,363
49,000	JFE Holdings Inc(c)	717,571
18,969	Johnson Matthey PLC	375,422
17,446	Mineral Resources Ltd	749,162
126,700	Mitsubishi Chemical Group Corp	798,219
15,300	Mitsui Chemicals Inc(c)	396,394
48,430	Mondi PLC	807,613
88,769	Newcrest Mining Ltd	1,398,693
89,300	Nippon Paint Holdings Co Ltd	599,750
17,400	Nippon Sanso Holdings Corp	411,971
83,574	Nippon Steel Corp(c)	1,957,984
11,900	Nissan Chemical Corp	505,863
13,900	Nitto Denko Corp	911,498
128,852	Norsk Hydro ASA	806,335
110,698	Northern Star Resources Ltd	735,063
19,545	Novozymes A/S Class B	786,391
10,581	OCI NV	294,227
87,600	Oji Holdings Corp	368,553
262,945	Pilbara Minerals Ltd	717,364
36,667	Rio Tinto Ltd	2,644,715
110,285	Rio Tinto PLC	6,923,773
178,100	Shin-Etsu Chemical Co Ltd	5,173,030
25,094	Smurfit Kappa Group PLC	833,617
7,387	Solvay SA	816,333
441,640	South32 Ltd	953,593
126,100	Sumitomo Chemical Co Ltd	342,982
23,700	Sumitomo Metal Mining Co Ltd	695,977
12,959	Symrise AG	1,233,682
138,400	Toray Industries Inc	720,104
27,500	Tosoh Corp(c)	352,580
Shares		Fair Value
Basic Materials — (continued)
19,248	Umicore SA(c)	$ 455,727
52,725	UPM-Kymmene OYJ	1,805,350
12,021	voestalpine AG	327,274
1,669	Wacker Chemie AG	238,332
15,601	Yara International ASA	589,088
		92,014,700
Communications — 4.34%
29,546	Adevinta ASA(b)	291,079
87,791	Auto Trader Group PLC(a)	659,450
66,902	Bollore SE(b)	359,077
624,876	BT Group PLC	886,988
43,200	CyberAgent Inc	232,548
17,346	Delivery Hero SE(a)(b)	495,289
20,200	Dentsu Group Inc	594,116
317,089	Deutsche Telekom AG	6,651,515
13,316	Elisa OYJ	617,505
185,263	Grab Holdings Ltd Class A(b)	655,831
23,000	Hakuhodo DY Holdings Inc(c)	188,923
1,800	Hikari Tsushin Inc	274,132
388,900	HKT Trust & HKT Ltd	405,533
135,839	Informa PLC	1,240,087
146,400	KDDI Corp	4,481,374
312,257	Koninklijke KPN NV	1,028,783
266,900	LY Corp	740,410
42,300	M3 Inc	767,269
25,900	MonotaRO Co Ltd	276,125
6,275	Nice Ltd(b)	1,070,258
2,945,900	Nippon Telegraph & Telephone Corp	3,486,872
519,411	Nokia OYJ	1,953,025
184,434	Orange SA	2,115,508
64,133	Pearson PLC	676,500
152,430	Prosus NV(b)	4,491,508
22,562	Publicis Groupe SA	1,707,779
149,700	Rakuten Group Inc	615,086
7,535	Scout24 SE(a)	522,466
35,100	Sea Ltd ADR(b)	1,542,645
35,011	SEEK Ltd	494,604
814,700	Singapore Telecommunications Ltd	1,442,097
279,600	SoftBank Corp	3,164,596
100,200	SoftBank Group Corp	4,220,979
172,027	Spark New Zealand Ltd	495,240
2,568	Swisscom AG	1,524,854
49,856	Tele2 AB Class B	381,273
925,736	Telecom Italia SpA(b)(c)	288,705
286,313	Telefonaktiebolaget LM Ericsson Class B(c)	1,394,849
92,661	Telefonica Deutschland Holding AG	165,731
502,725	Telefonica SA	2,053,803
65,888	Telenor ASA	747,212
233,259	Telia Co AB	481,143
393,258	Telstra Group Ltd	971,601
12,300	Trend Micro Inc	465,596
65,733	Vivendi SE	575,697
2,276,913	Vodafone Group PLC	2,134,114

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Shares		Fair Value
Communications — (continued)
5,318	Wix.com Ltd(b)	$ 488,192
25,309	Wolters Kluwer NV	3,064,301
104,349	WPP PLC	929,430
12,800	ZOZO Inc	234,383
		64,746,081
Consumer, Cyclical — 13.44%
17,468	Accor SA	587,526
15,932	adidas AG	2,794,612
14,700	Aisin Corp	555,440
16,200	ANA Holdings Inc(b)(c)	339,197
57,963	Aristocrat Leisure Ltd	1,514,368
33,222	Associated British Foods PLC	834,266
59,200	Bandai Namco Holdings Inc	1,204,157
89,398	Barratt Developments PLC	479,213
29,363	Bayerische Motoren Werke AG	2,982,317
9,815	Berkeley Group Holdings PLC	490,160
55,600	Bridgestone Corp	2,166,619
32,827	Bunzl PLC	1,168,701
36,503	Burberry Group PLC	845,738
50,916	Cie Financiere Richemont SA	6,200,716
66,917	Cie Generale des Etablissements Michelin SCA	2,048,127
46,400	City Developments Ltd	223,921
171,794	Compass Group PLC	4,179,674
10,399	Continental AG	730,656
48,882	Daimler Truck Holding AG	1,692,503
58,700	Daiwa House Industry Co Ltd	1,575,473
168,800	Denso Corp	2,708,545
60,193	Deutsche Lufthansa AG(b)	476,331
2,258	D'ieteren Group	380,685
8,603	Dufry AG(b)	326,621
61,146	Entain PLC	693,362
18,382	Evolution AB(a)	1,854,914
17,000	Fast Retailing Co Ltd	3,702,859
12,354	Ferrari NV	3,641,780
17,341	Flutter Entertainment PLC(b)	2,828,844
213,000	Galaxy Entertainment Group Ltd	1,274,511
623,020	Genting Singapore Ltd	384,614
62,642	H & M Hennes & Mauritz AB Class B(c)	888,276
3,101	Hermes International SCA	5,652,590
453,300	Honda Motor Co Ltd(c)	5,099,488
9,700	Hoshizaki Corp	336,729
16,156	Iida Group Holdings Co Ltd	268,100
5,359	IMCD NV	677,564
106,542	Industria de Diseno Textil SA	3,964,647
16,857	InterContinental Hotels Group PLC	1,246,246
57,900	Isuzu Motors Ltd	727,896
116,800	ITOCHU Corp(c)	4,218,108
13,200	Japan Airlines Co Ltd(c)	256,465
10,200	Jardine Cycle & Carriage Ltd	237,805
Shares		Fair Value
Consumer, Cyclical — (continued)
258,906	JD Sports Fashion PLC	$ 470,156
7,282	Kering SA	3,308,672
176,846	Kingfisher PLC	479,857
21,600	Koito Manufacturing Co Ltd	325,722
10,754	La Francaise des Jeux SAEM(a)	349,286
223,817	Lottery Corp Ltd	676,378
27,035	LVMH Moet Hennessy Louis Vuitton SE	20,406,849
140,000	Marubeni Corp	2,182,355
34,200	MatsukiyoCocokara & Co	612,626
56,800	Mazda Motor Corp	644,935
8,700	McDonald's Holdings Co Japan Ltd(c)	332,421
78,618	Mercedes-Benz Group AG	5,471,559
112,600	Mitsubishi Corp	5,365,428
128,900	Mitsui & Co Ltd	4,675,197
20,281	Moncler SpA	1,175,386
11,751	Next PLC	1,041,936
24,800	NGK Insulators Ltd	328,689
101,400	Nintendo Co Ltd	4,213,471
220,200	Nissan Motor Co Ltd	971,796
7,700	Nitori Holdings Co Ltd	858,515
8,200	Open House Group Co Ltd	278,038
106,400	Oriental Land Co Ltd	3,490,734
37,600	Pan Pacific International Holdings Corp	789,110
214,700	Panasonic Holdings Corp	2,423,485
8,120	Pandora A/S	837,913
31,534	Persimmon PLC	412,796
10,478	Puma SE	647,880
78,569	Qantas Airways Ltd(b)	260,102
504	Rational AG	318,882
21,651	Reece Ltd	257,720
19,060	Renault SA	779,868
230,400	Sands China Ltd(b)	700,642
2,611	SEB SA	243,573
37,900	Sekisui Chemical Co Ltd	545,265
57,400	Sekisui House Ltd	1,142,343
23,000	Sharp Corp(b)(c)	143,190
7,500	Shimano Inc	1,003,834
150,500	Singapore Airlines Ltd(c)	709,941
8,465	Sodexo SA	871,451
123,200	Sony Group Corp	10,074,752
216,663	Stellantis NV	4,156,624
59,000	Subaru Corp	1,147,224
102,500	Sumitomo Corp	2,045,688
67,600	Sumitomo Electric Industries Ltd	814,372
36,000	Suzuki Motor Corp	1,447,956
7,810	Swatch Group AG	946,694
348,577	Taylor Wimpey PLC	496,925
11,200	Toho Co Ltd	382,095
14,600	Toyota Industries Corp	1,149,246
1,037,875	Toyota Motor Corp	18,619,819
20,400	Toyota Tsusho Corp	1,199,847
79,419	Universal Music Group NV	2,072,533
21,400	USS Co Ltd	353,771
18,265	Valeo SE	313,427

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
3,005	Volkswagen AG	$ 394,640
20,793	Volvo AB Class A	431,800
148,304	Volvo AB Class B	3,054,712
61,940	Volvo Car AB Class B(b)(c)	250,537
9,500	Welcia Holdings Co Ltd	164,055
110,999	Wesfarmers Ltd	3,756,651
19,172	Whitbread PLC	806,777
12,900	Yamaha Corp	352,320
29,700	Yamaha Motor Co Ltd	780,724
22,272	Zalando SE(a)(b)	494,847
9,400	Zensho Holdings Co Ltd(c)	408,191
		200,324,592
Consumer, Non-Cyclical — 24.58%
16,201	Adecco Group AG	665,426
2,135	Adyen NV(a)(b)	1,582,962
63,800	Aeon Co Ltd	1,263,757
44,500	Ajinomoto Co Inc	1,715,859
48,882	Alcon Inc	3,772,099
44,289	Amadeus IT Group SA	2,675,175
11,204	Amplifon SpA(c)	331,650
84,740	Anheuser-Busch InBev SA(c)	4,697,662
5,481	Argenx SE(b)	2,679,264
47,800	Asahi Group Holdings Ltd	1,785,548
19,400	Asahi Intecc Co Ltd	347,811
43,086	Ashtead Group PLC	2,611,819
176,600	Astellas Pharma Inc	2,444,432
151,815	AstraZeneca PLC	20,473,926
3,549	Bachem Holding AG(c)	261,771
328	Barry Callebaut AG	521,600
95,982	Bayer AG	4,609,480
9,861	Beiersdorf AG	1,271,962
4,173	BioMerieux	403,699
135,228	Brambles Ltd	1,242,278
208,083	British American Tobacco PLC	6,532,307
175,200	Budweiser Brewing Co APAC Ltd(a)	344,305
29,276	Bureau Veritas SA	725,931
3,973	Carl Zeiss Meditec AG	346,338
9,732	Carlsberg AS Class B	1,227,059
57,440	Carrefour SA	986,538
105	Chocoladefabriken Lindt & Spruengli AG	2,150,650
66,100	Chugai Pharmaceutical Co Ltd	2,038,131
264,424	CK Hutchison Holdings Ltd	1,403,851
19,994	Coca-Cola Europacific Partners PLC	1,252,380
20,837	Coca-Cola HBC AG	569,512
6,346	Cochlear Ltd	1,039,369
128,865	Coles Group Ltd	1,286,183
11,752	Coloplast A/S Class B	1,243,562
47,151	CSL Ltd	7,596,173
21,800	Dai Nippon Printing Co Ltd	567,196
180,600	Daiichi Sankyo Co Ltd	4,944,345
62,900	Danone SA	3,469,423
51,764	Davide Campari-Milano NV	609,383
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
9,515	Demant A/S(b)	$ 392,887
220,172	Diageo PLC	8,116,039
2,075	DiaSorin SpA	188,955
16,079	EBOS Group Ltd(c)	329,391
24,801	Edenred SE	1,551,452
24,800	Eisai Co Ltd	1,374,510
132,054	Endeavour Group Ltd	445,851
28,815	EssilorLuxottica SA	5,012,242
58,618	Essity AB Class B	1,264,229
12,788	Eurofins Scientific SE	720,695
90,172	Experian PLC	2,948,229
54,482	Fisher & Paykel Healthcare Corp Ltd	702,443
19,620	Fresenius Medical Care AG & Co KGaA	843,503
40,876	Fresenius SE & Co KGaA	1,269,618
36,200	FUJIFILM Holdings Corp	2,094,191
6,446	Genmab A/S(b)	2,282,211
23,751	Getinge AB Class B	417,362
4,400	GMO Payment Gateway Inc	240,080
30,587	Grifols SA(b)	396,160
404,120	GSK PLC	7,311,129
543,793	Haleon PLC	2,253,753
12,894	Heineken Holding NV	971,708
28,031	Heineken NV	2,471,256
14,672	HelloFresh SE(b)	435,971
10,289	Henkel AG & Co KGaA	648,739
16,209	Hikma Pharmaceuticals PLC	411,404
26,011	IDP Education Ltd	355,966
83,879	Imperial Brands PLC	1,701,105
15,321	Intertek Group PLC	766,007
3,769	Ipsen SA	493,822
164,502	J Sainsbury PLC	506,391
117,700	Japan Tobacco Inc	2,708,046
12,842	JDE Peet's NV	358,710
28,176	Jeronimo Martins SGPS SA	632,783
45,000	Kao Corp	1,667,926
15,710	Kerry Group PLC Class A	1,312,641
27,116	Kesko OYJ Class B	485,817
13,400	Kikkoman Corp	702,331
75,300	Kirin Holdings Co Ltd	1,054,233
5,200	Kobayashi Pharmaceutical Co Ltd	231,925
15,000	Kobe Bussan Co Ltd	351,172
95,745	Koninklijke Ahold Delhaize NV	2,885,725
92,043	Koninklijke Philips NV(b)	1,836,465
3,100	Kose Corp	224,694
24,300	Kyowa Kirin Co Ltd	422,501
23,303	Lifco AB Class B	407,647
7,293	Lonza Group AG	3,373,356
23,400	L'Oreal SA	9,697,244
43	Lotus Bakeries NV(c)	349,601
276,249	Medibank Pvt Ltd	609,719
22,700	MEIJI Holdings Co Ltd	564,187
12,630	Merck KGaA	2,105,514
43,287	Mowi ASA	765,110
261,009	Nestle SA	29,545,179
57,370	Nexi SpA(a)(b)	349,560

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
6,100	Nissin Foods Holdings Co Ltd	$ 506,867
7,190	NMC Health PLC(b)(d)	439
200,546	Novartis AG	20,481,491
319,016	Novo Nordisk A/S Class B	29,046,810
59,131	Ocado Group PLC(b)	429,794
122,300	Olympus Corp	1,587,881
37,800	Ono Pharmaceutical Co Ltd	724,943
10,898	Orion OYJ Class B	428,137
74,774	Orkla ASA	558,482
38,500	Otsuka Holdings Co Ltd	1,366,947
20,109	Pernod Ricard SA	3,347,947
186,000	Persol Holdings Co Ltd	302,104
21,956	QIAGEN NV(b)	885,916
18,468	Ramsay Health Care Ltd	612,961
10,959	Randstad NV	605,442
70,279	Reckitt Benckiser Group PLC	4,954,446
10,460	Recordati Industria Chimica e Farmaceutica SpA	492,931
141,600	Recruit Holdings Co Ltd	4,332,257
185,284	RELX PLC	6,249,255
2,408	Remy Cointreau SA(c)	293,575
249,898	Rentokil Initial PLC	1,854,799
71,768	Roche Holding AG	19,656,847
7,154	Salmar ASA	362,339
111,329	Sanofi	11,953,981
2,743	Sartorius Stedim Biotech	652,569
20,600	Secom Co Ltd	1,397,521
43,659	Securitas AB Class B	345,217
73,600	Seven & i Holdings Co Ltd	2,881,455
14,705	SGS SA	1,234,126
25,300	Shionogi & Co Ltd	1,128,493
39,500	Shiseido Co Ltd	1,384,245
27,801	Siemens Healthineers AG(a)	1,406,227
85,960	Smith & Nephew PLC	1,066,298
43,026	Sonic Healthcare Ltd	821,580
5,129	Sonova Holding AG	1,213,915
11,080	Straumann Holding AG	1,410,251
12,600	Suntory Beverage & Food Ltd	383,455
20,089	Swedish Orphan Biovitrum AB(b)	410,473
16,400	Sysmex Corp	779,282
155,252	Takeda Pharmaceutical Co Ltd(c)	4,812,271
66,200	Terumo Corp	1,752,371
707,062	Tesco PLC	2,273,408
110,829	Teva Pharmaceutical Industries Ltd Sponsored ADR(b)	1,130,456
24,600	TOPPAN Holdings Inc(c)	588,465
303,942	Transurban Group	2,469,730
69,127	Treasury Wine Estates Ltd	545,872
12,230	UCB SA	1,001,751
39,800	Unicharm Corp	1,407,238
245,879	Unilever PLC	12,161,424
848,145	WH Group Ltd(a)	443,934
192,900	Wilmar International Ltd	524,937
58,030	Wise PLC Class A(b)	483,795
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
119,933	Woolworths Group Ltd	$ 2,871,342
22,678	Worldline SA(a)(b)	636,600
24,000	Yakult Honsha Co Ltd	582,887
		366,488,380
Diversified — 0.06%
14,879	Jardine Matheson Holdings Ltd	694,105
38,000	Swire Pacific Ltd Class A	255,950
		950,055
Energy — 4.82%
31,618	Aker BP ASA	873,038
23,687	Ampol Ltd	511,406
124,143	APA Group	660,420
1,697,003	BP PLC	10,936,779
7,111	Corp ACCIONA Energias Renovables SA(c)	183,163
9,365	DCC PLC	524,232
275,850	ENEOS Holdings Inc	1,085,784
230,767	Eni SpA	3,706,997
87,650	Equinor ASA	2,872,470
49,254	Galp Energia SGPS SA	729,556
18,456	Idemitsu Kosan Co Ltd	423,106
93,600	Inpex Corp	1,403,844
41,772	Neste OYJ(c)	1,414,760
14,677	OMV AG	701,041
123,761	Repsol SA	2,035,754
322,145	Santos Ltd	1,623,943
4,251,391	Seatrium Ltd(b)	415,703
656,043	Shell PLC	20,788,908
219,889	TotalEnergies SE(c)	14,457,563
99,913	Vestas Wind Systems A/S(b)	2,137,528
185,794	Woodside Energy Group Ltd	4,319,914
		71,805,909
Financial — 20.24%
94,689	3i Group PLC	2,382,249
40,205	ABN AMRO Bank NV(a)	568,199
181,201	abrdn PLC	342,252
19,751	Admiral Group PLC	570,560
168,469	Aegon Ltd(b)	811,973
15,549	AerCap Holdings NV(b)	974,456
14,768	Ageas SA	608,241
1,131,200	AIA Group Ltd	9,148,181
137,219	AIB Group PLC	615,045
39,556	Allianz SE	9,413,389
6,056	Amundi SA(a)	340,146
293,530	ANZ Group Holdings Ltd	4,814,384
15,713	ASR Nederland NV	587,936
100,149	Assicurazioni Generali SpA	2,044,282
18,379	ASX Ltd	672,268
271,664	Aviva PLC	1,285,507
179,112	AXA SA	5,314,051
4,568	Azrieli Group Ltd	234,489
4,549	Baloise Holding AG	658,587

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Shares		Fair Value
Financial — (continued)
585,575	Banco Bilbao Vizcaya Argentaria SA	$ 4,739,015
1,581,269	Banco Santander SA	6,021,585
122,443	Bank Hapoalim BM	1,090,919
149,754	Bank Leumi Le-Israel BM	1,240,839
101,761	Bank of Ireland Group PLC	994,777
3,075	Banque Cantonale Vaudoise	321,775
1,531,582	Barclays PLC	2,951,663
102,815	BNP Paribas SA	6,537,624
358,000	BOC Hong Kong Holdings Ltd	977,294
408,752	CaixaBank SA	1,628,466
359,040	CapitaLand Ascendas REIT	720,118
498,204	CapitaLand Integrated Commercial Trust REIT(b)	672,335
259,357	Capitaland Investment Ltd	586,032
50,000	Chiba Bank Ltd(c)	363,255
191,924	CK Asset Holdings Ltd	1,008,099
103,380	Commerzbank AG	1,173,296
163,887	Commonwealth Bank of Australia	10,468,463
57,690	Computershare Ltd	961,378
105,600	Concordia Financial Group Ltd(c)	481,063
4,921	Covivio SA REIT	218,279
118,508	Credit Agricole SA	1,457,034
92,600	Dai-ichi Life Holdings Inc	1,911,664
6,100	Daito Trust Construction Co Ltd	642,535
226	Daiwa House Investment Corp REIT	398,742
132,900	Daiwa Securities Group Inc(c)	766,376
68,460	Danske Bank A/S	1,588,682
177,576	DBS Group Holdings Ltd	4,361,205
191,359	Deutsche Bank AG	2,103,088
18,585	Deutsche Boerse AG	3,209,570
107,834	Dexus REIT	502,668
91,160	DNB Bank ASA	1,831,566
35,560	EQT AB	700,638
33,386	Erste Group Bank AG	1,153,049
203,400	ESR Group Ltd(a)(c)	284,347
4,407	Eurazeo SE	262,239
8,544	Euronext NV(a)	594,314
10,350	Exor NV	915,443
66,859	Fastighets AB Balder Class B(b)(c)	299,717
57,364	FinecoBank Banca Fineco SpA(c)	692,686
5,800	Futu Holdings Ltd ADR(b)	335,298
4,540	Gecina SA REIT	462,889
20,580	Gjensidige Forsikring ASA	301,981
457	GLP J-REIT	408,470
166,186	Goodman Group REIT	2,277,719
195,052	GPT Group REIT	485,724
9,461	Groupe Bruxelles Lambert NV	703,995
186,000	Hang Lung Properties Ltd	254,477
73,800	Hang Seng Bank Ltd	915,673
5,903	Hannover Rueck SE	1,295,229
Shares		Fair Value
Financial — (continued)
36,078	Hargreaves Lansdown PLC	$ 339,227
3,697	Helvetia Holding AG	516,429
143,830	Henderson Land Development Co Ltd	377,691
118,212	Hong Kong Exchanges & Clearing Ltd	4,387,175
99,800	Hongkong Land Holdings Ltd	355,917
1,934,985	HSBC Holdings PLC	15,139,751
39,700	Hulic Co Ltd	355,983
13,516	Industrivarden AB Class A	356,406
15,361	Industrivarden AB Class C(c)	404,779
353,528	ING Groep NV	4,659,523
233,422	Insurance Australia Group Ltd	846,751
1,517,123	Intesa Sanpaolo SpA	3,885,684
169,729	Investor AB Class B	3,249,379
115,003	Israel Discount Bank Ltd Class A	623,334
47,600	Japan Exchange Group Inc	881,852
694	Japan Metropolitan Fund Invest REIT	450,096
143,000	Japan Post Bank Co Ltd	1,244,364
220,100	Japan Post Holdings Co Ltd	1,760,831
18,400	Japan Post Insurance Co Ltd	309,458
130	Japan Real Estate Investment Corp REIT	506,576
20,498	Julius Baer Group Ltd	1,312,034
24,641	KBC Group NV	1,534,066
21,901	Klepierre SA REIT	536,259
7,695	L E Lundbergforetagen AB Class B	320,853
70,005	Land Securities Group PLC REIT	501,631
6,956	LEG Immobilien SE(b)	478,345
590,464	Legal & General Group PLC	1,592,563
250,644	Link REIT	1,225,532
6,348,977	Lloyds Banking Group PLC	3,411,545
41,355	London Stock Exchange Group PLC	4,143,862
203,815	M&G PLC	488,203
35,891	Macquarie Group Ltd	3,843,502
337,538	Mapletree Logistics Trust REIT	413,800
243,500	Mapletree Pan Asia Commercial Trust REIT	254,127
54,613	Mediobanca Banca di Credito Finanziario SpA	720,023
368,293	Mirvac Group REIT	500,580
111,000	Mitsubishi Estate Co Ltd	1,448,108
80,200	Mitsubishi HC Capital Inc	534,379
1,115,400	Mitsubishi UFJ Financial Group Inc	9,452,073
86,000	Mitsui Fudosan Co Ltd	1,894,065
14,283	Mizrahi Tefahot Bank Ltd	518,684
235,810	Mizuho Financial Group Inc	4,003,572
42,400	MS&AD Insurance Group Holdings Inc	1,551,599
13,406	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,221,005

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Shares		Fair Value
Financial — (continued)
306,545	National Australia Bank Ltd	$ 5,690,813
563,811	NatWest Group PLC	1,612,139
156,108	New World Development Co Ltd	302,677
151	Nippon Building Fund Inc REIT	611,480
224	Nippon Prologis Inc REIT	418,201
24,999	NN Group NV(c)	801,423
299,100	Nomura Holdings Inc	1,197,725
11,400	Nomura Real Estate Holdings Inc	286,203
391	Nomura Real Estate Master Fund Inc REIT	437,922
313,036	Nordea Bank Abp	3,432,043
115,800	ORIX Corp	2,162,264
331,085	Oversea-Chinese Banking Corp Ltd	3,096,325
2,197	Partners Group Holding AG	2,466,342
75,141	Phoenix Group Holdings PLC	440,281
269,474	Prudential PLC	2,896,033
146,880	QBE Insurance Group Ltd	1,471,334
5,208	REA Group Ltd	514,355
205,300	Resona Holdings Inc	1,135,141
19,807	Sagax AB Class B	376,243
44,531	Sampo OYJ Class A(b)	1,925,142
24,440	SBI Holdings Inc(c)	514,360
498,097	Scentre Group REIT	782,693
80,524	Schroders PLC	397,796
112,566	Segro PLC REIT	984,014
45,500	Shizuoka Financial Group Inc	370,801
79,000	Singapore Exchange Ltd	562,007
329,705	Sino Land Co Ltd	370,798
153,705	Skandinaviska Enskilda Banken AB Class A	1,832,449
71,909	Societe Generale SA	1,740,026
1,613	Sofina SA	326,011
29,150	Sompo Holdings Inc(c)	1,249,275
52,019	St James's Place PLC	524,695
231,178	Standard Chartered PLC	2,125,720
237,935	Stockland REIT	595,497
124,200	Sumitomo Mitsui Financial Group Inc	6,101,455
32,086	Sumitomo Mitsui Trust Holdings Inc	1,207,943
28,500	Sumitomo Realty & Development Co Ltd	739,904
143,000	Sun Hung Kai Properties Ltd	1,525,804
123,989	Suncorp Group Ltd	1,104,697
142,523	Svenska Handelsbanken AB Class A	1,268,155
83,320	Swedbank AB Class A	1,531,539
114,400	Swire Properties Ltd	237,920
2,858	Swiss Life Holding AG	1,778,187
7,688	Swiss Prime Site AG	703,827
29,700	Swiss Re AG	3,050,202
49,500	T&D Holdings Inc	814,028
6,196	Talanx AG	392,145
175,400	Tokio Marine Holdings Inc(c)	4,061,159
33,848	Tryg A/S	619,397
Shares		Fair Value
Financial — (continued)
321,452	UBS Group AG	$ 7,918,067
11,395	Unibail-Rodamco-Westfield REIT(b)	560,355
179,927	UniCredit SpA	4,287,012
123,906	United Overseas Bank Ltd	2,580,728
50,906	UOL Group Ltd(c)	238,116
384,969	Vicinity Ltd REIT	417,211
72,454	Vonovia SE	1,735,875
16,517	Warehouses De Pauw CVA REIT	408,197
23,153	Washington H Soul Pattinson & Co Ltd	482,987
2,767	Wendel SE	218,717
342,792	Westpac Banking Corp	4,633,713
157,300	Wharf Real Estate Investment Co Ltd	606,224
14,739	Zurich Insurance Group AG	6,743,913
		301,828,809
Industrial — 13.27%
155,946	ABB Ltd	5,566,214
2,536	Acciona SA	322,972
21,704	ACS Actividades de Construccion y Servicios SA	780,257
7,294	Aena SME SA(a)	1,097,583
2,628	Aeroports de Paris SA	309,923
18,300	AGC Inc	641,368
57,894	Airbus SE	7,749,025
28,012	Alfa Laval AB	959,632
27,217	Alstom SA	646,872
292	AP Moller - Maersk A/S Class A	516,752
473	AP Moller - Maersk A/S Class B	850,877
97,578	Assa Abloy AB Class B	2,120,231
262,961	Atlas Copco AB Class A	3,531,745
154,527	Atlas Copco AB Class B	1,807,201
123,687	Auckland International Airport Ltd(c)	586,384
188,256	Aurizon Holdings Ltd	420,925
11,900	Azbil Corp	363,538
298,336	BAE Systems PLC	3,624,628
34,488	Beijer Ref AB	362,857
18,967	Bouygues SA	663,174
24,000	Brother Industries Ltd	386,593
54,817	Cellnex Telecom SA(a)	1,906,645
71,000	Central Japan Railway Co	1,726,578
45,622	Cie de Saint-Gobain SA	2,730,496
65,000	CK Infrastructure Holdings Ltd	306,693
100,819	CNH Industrial NV	1,223,907
72,156	CRH PLC	3,947,849
30,300	Daifuku Co Ltd	571,962
25,800	Daikin Industries Ltd	4,044,710
1,965	Dassault Aviation SA	370,108
96,493	Deutsche Post AG	3,915,256
18,217	DSV A/S	3,394,569
29,200	East Japan Railway Co	1,671,027

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Shares		Fair Value
Industrial — (continued)
6,864	Eiffage SA	$ 651,515
2,428	Elbit Systems Ltd	481,244
63,904	Epiroc AB Class A	1,213,362
38,785	Epiroc AB Class B	620,455
93,200	FANUC Corp	2,423,893
50,518	Ferrovial SE	1,543,694
12,500	Fuji Electric Co Ltd	562,946
15,168	GEA Group AG	559,007
3,245	Geberit AG	1,618,209
32,959	Getlink SE	525,429
36,505	Halma PLC	859,868
22,700	Hankyu Hanshin Holdings Inc	774,539
13,951	Heidelberg Materials AG	1,080,511
204,773	Hexagon AB Class B	1,742,770
3,079	Hirose Electric Co Ltd	356,157
9,900	Hitachi Construction Machinery Co Ltd	300,423
91,600	Hitachi Ltd	5,677,147
51,123	Holcim AG	3,272,327
34,700	Hoya Corp	3,553,887
33,832	Husqvarna AB Class B	258,177
11,200	Ibiden Co Ltd	594,052
24,942	Indutrade AB	460,650
33,466	Infrastrutture Wireless Italiane SpA(a)	397,656
15,374	Investment AB Latour Class B	270,211
42,943	James Hardie Industries PLC(b)	1,123,100
18,200	JSR Corp	488,257
42,100	Kajima Corp	685,305
13,700	Kawasaki Kisen Kaisha Ltd(c)	467,525
10,700	Keio Corp	367,846
13,000	Keisei Electric Railway Co Ltd	450,298
145,400	Keppel Corp Ltd	722,031
18,960	Keyence Corp	7,011,899
15,399	Kingspan Group PLC	1,150,047
18,000	Kintetsu Group Holdings Co Ltd	510,349
7,161	Knorr-Bremse AG	453,988
90,100	Komatsu Ltd(c)	2,430,100
33,712	Kone OYJ Class B	1,420,626
9,205	Kongsberg Gruppen ASA	379,371
99,000	Kubota Corp	1,456,371
5,340	Kuehne + Nagel International AG	1,517,259
10,300	Kurita Water Industries Ltd	358,428
31,600	Kyocera Corp	1,602,049
26,283	Legrand SA	2,415,047
71,577	Lendlease Corp Ltd(c)	328,254
29,500	Lixil Corp(c)	342,841
22,400	Makita Corp	552,366
134,687	Melrose Industries PLC	767,610
62,173	Metso OYJ	652,000
36,200	MINEBEA MITSUMI Inc(c)	589,809
25,900	MISUMI Group Inc	403,327
189,100	Mitsubishi Electric Corp	2,336,230
Shares		Fair Value
Industrial — (continued)
31,300	Mitsubishi Heavy Industries Ltd	$ 1,745,817
34,100	Mitsui OSK Lines Ltd(c)	937,036
143,702	MTR Corp Ltd	567,682
5,190	MTU Aero Engines AG	939,959
168,300	Murata Manufacturing Co Ltd	3,070,156
148,485	Nibe Industrier AB Class B(c)	970,757
40,400	Nidec Corp	1,865,407
7,600	Nippon Express Holdings Inc	396,567
48,200	Nippon Yusen KK(c)	1,251,505
65,100	Obayashi Corp(c)	572,872
30,700	Odakyu Electric Railway Co Ltd	458,713
17,000	Omron Corp(c)	756,525
45,488	Orica Ltd	453,548
51,868	Poste Italiane SpA(a)	544,682
25,928	Prysmian SpA	1,040,706
4,242	Rheinmetall AG	1,091,261
991	ROCKWOOL A/S Class B	239,511
817,578	Rolls-Royce Holdings PLC(b)	2,189,628
8,315	Saab AB Class B	423,197
33,393	Safran SA	5,232,992
105,474	Sandvik AB	1,940,759
6,198	Schindler Holding AG	1,218,682
53,283	Schneider Electric SE	8,780,623
32,000	SG Holdings Co Ltd	409,660
22,000	Shimadzu Corp	583,557
57,400	Shimizu Corp	398,717
74,308	Siemens AG	10,619,264
50,932	Siemens Energy AG(b)	663,782
28,825	SIG Group AG	710,115
14,265	Sika AG	3,614,194
158,400	Singapore Technologies Engineering Ltd	452,050
139,000	SITC International Holdings Co Ltd	233,215
34,544	Skanska AB Class B	567,231
31,385	SKF AB Class B	521,040
5,500	SMC Corp	2,465,443
33,348	Smiths Group PLC	656,356
7,009	Spirax-Sarco Engineering PLC	811,149
58,092	Stora Enso OYJ Class R	728,089
56,833	Svenska Cellulosa AB SCA Class B	778,164
15,600	Taisei Corp	549,058
38,400	TDK Corp	1,419,658
135,500	Techtronic Industries Co Ltd	1,308,061
46,970	Tenaris SA	741,936
10,346	Thales SA	1,454,060
17,300	Tobu Railway Co Ltd	444,637
48,800	Tokyu Corp	562,642
8,500	Toshiba Corp(b)	261,731
13,800	TOTO Ltd	356,107
2,609	VAT Group AG(a)	931,005
52,126	Vinci SA	5,766,754
46,805	Wartsila OYJ Abp	530,485
20,900	West Japan Railway Co	864,859
168,000	Xinyi Glass Holdings Ltd	216,481

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Shares		Fair Value
Industrial — (continued)
25,600	Yamato Holdings Co Ltd	$ 416,671
23,400	Yaskawa Electric Corp	842,659
22,700	Yokogawa Electric Corp	438,126
		197,904,554
Technology — 5.92%
74,800	Advantest Corp	2,086,435
4,645	ASM International NV	1,939,718
39,431	ASML Holding NV	23,215,018
13,300	BayCurrent Consulting Inc	443,194
7,637	BE Semiconductor Industries NV	746,948
7,631	Bechtle AG	355,378
97,900	Canon Inc	2,358,277
17,300	Capcom Co Ltd	622,657
16,257	Capgemini SE	2,836,746
9,043	Check Point Software Technologies Ltd(b)	1,205,251
4,136	CyberArk Software Ltd(b)	677,353
65,922	Dassault Systemes SE	2,448,503
8,900	Disco Corp	1,644,329
17,100	Fujitsu Ltd	2,011,149
9,408	Global-e Online Ltd(b)	373,874
13,900	Hamamatsu Photonics KK	584,547
127,416	Infineon Technologies AG	4,220,114
12,940	Koei Tecmo Holdings Co Ltd	183,846
9,800	Konami Group Corp	516,700
7,400	Lasertec Corp	1,150,792
16,378	Logitech International SA	1,126,781
2,160	Monday.com Ltd(b)	343,915
23,800	NEC Corp	1,314,299
5,116	Nemetschek SE	311,352
32,800	Nexon Co Ltd	586,092
37,169	Nomura Research Institute Ltd	966,086
60,200	NTT Data Group Corp	805,558
6,800	Obic Co Ltd	1,030,339
4,000	Oracle Corp Japan	296,301
10,400	Otsuka Corp	440,008
125,700	Renesas Electronics Corp(b)	1,920,063
53,100	Ricoh Co Ltd	458,145
34,800	Rohm Co Ltd	654,214
98,903	Sage Group PLC	1,189,956
102,215	SAP SE	13,230,918
16,200	SCSK Corp	282,444
28,600	Seiko Epson Corp(c)	449,151
8,900	Square Enix Holdings Co Ltd	304,962
67,079	STMicroelectronics NV	2,892,653
35,500	SUMCO Corp	461,961
5,630	Teleperformance SE	706,882
6,412	Temenos AG	448,457
20,100	TIS Inc	441,983
46,100	Tokyo Electron Ltd	6,296,904
15,780	WiseTech Global Ltd	655,034
13,914	Xero Ltd(b)	1,000,665
		88,235,952
Shares		Fair Value
Utilities — 3.13%
2,192	BKW AG	$ 385,884
531,459	Centrica PLC	999,310
64,000	Chubu Electric Power Co Inc	814,713
164,000	CLP Holdings Ltd	1,210,957
217,851	E.ON SE	2,576,308
304,048	EDP - Energias de Portugal SA	1,264,216
31,394	EDP Renovaveis SA	514,153
3,053	Elia Group SA	298,770
24,638	Enagas SA	407,993
29,477	Endesa SA	599,900
798,308	Enel SpA	4,895,820
180,029	Engie SA	2,760,956
42,574	Fortum OYJ(b)(c)	493,733
1,073,229	Hong Kong & China Gas Co Ltd(c)	746,739
578,049	Iberdrola SA(b)	6,465,177
69,900	Kansai Electric Power Co Inc	967,734
66,818	Mercury NZ Ltd(c)	244,148
133,408	Meridian Energy Ltd(c)	410,279
360,158	National Grid PLC	4,306,403
12,758	Naturgy Energy Group SA	347,084
165,262	Origin Energy Ltd	930,581
18,786	Orsted AS(a)	1,022,018
37,400	Osaka Gas Co Ltd	615,413
138,000	Power Assets Holdings Ltd	666,472
37,628	Redeia Corp SA	591,939
62,462	RWE AG	2,318,577
88,200	Sembcorp Industries Ltd	327,830
23,813	Severn Trent PLC	686,846
192,620	Snam SpA	903,826
105,862	SSE PLC	2,073,876
136,518	Terna - Rete Elettrica Nazionale	1,026,812
153,100	Tokyo Electric Power Co Holdings Inc(b)	682,926
37,100	Tokyo Gas Co Ltd	841,155
64,580	United Utilities Group PLC	746,070
67,281	Veolia Environnement SA	1,944,836
6,764	Verbund AG	550,263
		46,639,717
TOTAL COMMON STOCK — 95.97% (Cost $1,386,870,560)		$1,430,938,749
PREFERRED STOCK
Consumer, Cyclical — 0.31%
5,458	Bayerische Motoren Werke AG	508,034
11,227	Dr Ing hc F Porsche AG	1,053,397
14,629	Porsche Automobil Holding SE	719,593
20,398	Volkswagen AG	2,343,718
		4,624,742
Consumer, Non-Cyclical — 0.08%
16,574	Henkel AG & Co KGaA	1,180,226

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Shares		Fair Value
Industrial — 0.06%
2,604	Sartorius AG	$ 881,959
TOTAL PREFERRED STOCK — 0.45% (Cost $8,217,544)		$6,686,927
RIGHTS
Industrial — 0.00%(e)
13,981	ACS Actividades de Construccion y Servicios SA(b)(d)	18,474
Utilities — 0.01%
553,557	Iberdrola SA(b)(d)	179,243
TOTAL RIGHTS — 0.01% (Cost $148,105)		$197,717
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 0.66%
$10,043,300	U.S. Treasury Bills(f) 5.33%, 11/24/2023	9,964,985
Repurchase Agreements — 4.03%
15,016,891	Undivided interest of 13.26% in a repurchase agreement (principal amount/value $113,517,620 with a maturity value of $113,567,757) with RBC Capital Markets Corp, 5.30%, dated 9/30/23 to be repurchased at $15,016,891 on 10/2/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 10/5/23 - 9/1/53, with a value of $115,787,972.(g)	15,016,891
15,016,891	Undivided interest of 13.54% in a repurchase agreement (principal amount/value $111,153,217 with a maturity value of $111,202,310) with Bank of America Securities Inc, 5.30%, dated 9/30/23 to be repurchased at $15,016,891 on 10/2/23 collateralized by various U.S. Government Agency securities, 2.50% - 5.50%, 4/20/43 - 9/1/53, with a value of $113,376,281.(g)	15,016,891
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$15,016,891	Undivided interest of 13.78% in a repurchase agreement (principal amount/value $109,270,736 with a maturity value of $109,318,997) with Citigroup Global Markets Inc, 5.30%, dated 9/30/23 to be repurchased at $15,016,891 on 10/2/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.09%, 8/5/25 - 5/20/72, with a value of $111,456,151.(g)	$ 15,016,891
15,016,891	Undivided interest of 20.77% in a repurchase agreement (principal amount/value $72,477,196 with a maturity value of $72,509,207) with Bank of Montreal, 5.30%, dated 9/30/23 to be repurchased at $15,016,891 on 10/2/23 collateralized by Federal National Mortgage Association securities, 2.50% - 6.00%, 10/1/31 - 10/1/53, with a value of $73,926,740.(g)	15,016,891
		60,067,564
TOTAL SHORT TERM INVESTMENTS — 4.69% (Cost $70,032,549)		$70,032,549
TOTAL INVESTMENTS — 101.12% (Cost $1,465,268,758)		$1,507,855,942
OTHER ASSETS & LIABILITIES, NET — (1.12)%		$(16,751,773)
TOTAL NET ASSETS — 100.00%		$1,491,104,169

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Non-income producing security.
(c)	All or a portion of the security is on loan at September 29, 2023.
(d)	Security is fair valued using significant unobservable inputs.
(e)	Represents less than 0.005% of net assets.
(f)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(g)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At September 29, 2023 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized (Depreciation)
Long
MSCI EAFE Index Futures	359	USD	36,645	Dec 2023	$(378,330)
				Net Depreciation	$(378,330)
At September 29, 2023 the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
CGM	USD	6,192	AUD	9,506	10/03/2023	$79
CGM	USD	62,411	AUD	97,202	10/05/2023	(99)
CGM	USD	6,087	AUD	9,438	10/11/2023	16
CGM	USD	25,541	AUD	39,675	10/12/2023	19
CGM	USD	6,291	AUD	9,760	10/17/2023	12
CGM	USD	157,387	EUR	147,290	10/02/2023	1,645
CGM	USD	28,373	EUR	26,984	10/06/2023	(164)
CGM	USD	17,196	EUR	16,284	10/10/2023	(28)
CGM	USD	4,344	EUR	4,049	10/13/2023	60
CGM	USD	8,846	EUR	8,406	10/27/2023	(51)
CGM	USD	7,937	GBP	6,240	10/03/2023	323
CGM	USD	19,795	GBP	15,848	10/06/2023	458
CGM	USD	71,074	GBP	55,715	10/12/2023	3,088
CGM	USD	2,521	GBP	2,020	10/20/2023	56
CGM	USD	23,709	GBP	19,536	10/23/2023	(132)
CGM	USD	187,348	GBP	154,360	11/03/2023	(1,042)
CGM	USD	5,594	HKD	43,680	10/10/2023	15
CGM	USD	7,709	HKD	60,354	10/13/2023	(0)
CGM	USD	5,448	HKD	42,600	10/27/2023	4
CGM	USD	23,143	JPY	3,225,047	10/02/2023	1,550
CGM	USD	6,695	JPY	976,140	10/27/2023	129
CGM	USD	19,849	JPY	2,889,405	11/06/2023	383
CGM	USD	7,400	JPY	1,075,759	11/14/2023	143
CGM	USD	27,588	JPY	4,018,120	11/15/2023	481
CGM	USD	36,755	JPY	5,400,028	11/20/2023	299
CGM	USD	73,207	JPY	10,814,550	11/21/2023	185
CGM	USD	162,968	JPY	24,122,787	11/22/2023	63
CGM	USD	5,905	JPY	874,650	11/24/2023	(4)
CGM	USD	72,689	JPY	10,761,765	11/27/2023	(41)
CGM	USD	51,527	JPY	7,627,475	11/28/2023	(29)
CGM	USD	50,710	JPY	7,505,287	11/29/2023	(30)
CGM	USD	149,290	JPY	22,092,183	11/30/2023	(92)
CGM	USD	630,111	JPY	93,229,008	12/01/2023	(400)
CGM	USD	449,567	JPY	66,484,586	12/04/2023	(325)
CGM	USD	395,502	JPY	58,479,762	12/05/2023	(297)
CGM	USD	222,150	JPY	32,842,350	12/06/2023	(174)
CGM	USD	58,977	JPY	8,717,651	12/07/2023	(48)
CGM	USD	14,001	JPY	2,069,155	12/08/2023	(12)
CGM	USD	51,309	JPY	7,579,390	12/11/2023	(47)
CGM	USD	86,931	JPY	12,839,420	12/12/2023	(83)
See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
At September 29, 2023 the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
CGM	USD	8,607	JPY	1,270,750	12/14/2023	$(9)
CGM	USD	42,405	JPY	6,260,037	12/15/2023	(44)
CGM	USD	9,346	JPY	1,378,870	12/19/2023	(11)
CGM	USD	4,349	JPY	641,240	12/22/2023	(5)
CGM	USD	16,673	NZD	28,170	10/06/2023	(211)
CGM	USD	29,842	SEK	328,544	10/04/2023	(236)
MEL	USD	3,741	AUD	5,862	10/03/2023	(29)
MEL	USD	12,506	AUD	19,489	10/05/2023	(27)
MEL	USD	3,122,048	CHF	2,749,900	10/13/2023	113,315
MEL	USD	1,653,036	EUR	1,500,309	10/13/2023	65,890
MEL	USD	47,490	GBP	37,532	10/05/2023	1,694
MEL	USD	7,209	GBP	5,697	10/06/2023	257
MEL	USD	136,312	GBP	107,730	10/12/2023	4,855
MEL	USD	4,821	HKD	37,752	10/12/2023	(2)
MEL	USD	6,901	HKD	54,000	10/13/2023	3
					Net Appreciation	$191,350
Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro Dollar
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	U.S. Dollar
Counterparty Abbreviations
CGM	Citigroup Global Markets
MEL	Mellon Capital
See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Summary of Investments by Country as of September 29, 2023.
Country	Fair Value	Percentage of Fund Investments
Japan	$330,113,457	21.89%
United Kingdom	204,902,103	13.59
France	170,734,503	11.32
Switzerland	150,868,274	10.01
Germany	118,737,706	7.88
Australia	103,609,626	6.87
United States	70,032,549	4.65
Netherlands	66,105,076	4.38
Denmark	46,789,700	3.10
Sweden	41,594,148	2.76
Spain	38,472,881	2.55
Hong Kong	35,287,630	2.34
Italy	31,224,537	2.07
Singapore	21,124,200	1.40
Ireland	17,252,835	1.14
Finland	15,886,712	1.05
Belgium	11,581,037	0.77
Norway	10,378,072	0.69
Israel	9,895,982	0.66
New Zealand	3,439,159	0.23
Austria	2,731,626	0.18
Luxembourg	2,711,906	0.18
Portugal	2,626,555	0.17
Macau	700,642	0.05
Chile	643,184	0.04
Jordan	411,403	0.03
United Arab Emirates	439	0.00
Total	$1,507,855,942	100.00%
See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 29, 2023

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Rights	Exchange traded close price, bids and evaluated bids.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 29, 2023, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector or geography classifications, as applicable, are included in the Schedule of Investments.

September 29, 2023

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$—	$92,014,700	$—	$92,014,700
Communications	2,686,668	62,059,413	—	64,746,081
Consumer, Cyclical	332,421	199,992,171	—	200,324,592
Consumer, Non-cyclical	3,091,147	363,396,794	439	366,488,380
Diversified	694,105	255,950	—	950,055
Energy	—	71,805,909	—	71,805,909
Financial	1,665,671	300,163,138	—	301,828,809
Industrial	586,384	197,318,170	—	197,904,554
Technology	2,600,393	85,635,559	—	88,235,952
Utilities	686,846	45,952,871	—	46,639,717
	12,343,635	1,418,594,675	439	1,430,938,749
Preferred Stock	—	6,686,927	—	6,686,927
Rights	—	—	197,717	197,717
Short Term Investments	—	70,032,549	—	70,032,549
Total investments, at fair value:	12,343,635	1,495,314,151	198,156	1,507,855,942
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	195,023	—	195,023
Futures Contracts(a)	(378,330)	—	—	(378,330)
Total Assets	$11,965,305	$1,495,509,174	$198,156	$1,507,672,635
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(3,673)	—	(3,673)
Total Liabilities	$0	$(3,673)	$—	$(3,673)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 376 long futures contracts and an average of 0 short futures contracts for the reporting period.

September 29, 2023

Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average foreign currency contracts amount of $7,082,157 in forward contracts for the reporting period.

September 29, 2023